Taxation (Details) ¥ / shares in Units, $ in Millions	12 Months Ended						36 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 CNY (¥)
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 4,197,821,000		¥ 3,654,069,000		¥ 3,228,359,000
Earnings per share effect, basic (in CNY per share) | ¥ / shares	¥ 1.32		¥ 1.14		¥ 1
Earnings per share effect, diluted (in CNY per share) | ¥ / shares	¥ 1.3		¥ 1.13		¥ 0.99
CAYMAN ISLANDS
Income taxes
Withholding tax amount	¥ 0						¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0						¥ 0
HONG KONG
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Taxable income | $		$ 2		$ 2		$ 2
HONG KONG | Taxable income below threshold amount
Income taxes
Income tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
HONG KONG | Taxable income over threshold amount
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
China mainland
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%
Tax deductible expenses on preferential tax treatments (as a percent)							200.00%
China mainland | Boguan, NetEase Hangzhou and certain other subsidiaries | HNTEs
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%